OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 18. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated balances and reporting period activities, including reclassifications out of accumulated other comprehensive income (loss), are summarized as follows:

(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Income (Loss)

Balances at December 31, 2010	$(46.1)	$9.2	$—	$(36.9)
Amounts reclassified from accumulated other comprehensive income:
Prior service costs (2)	(3.2)	—	—	(3.2)
Actuarial gains (losses) (2)	7.3	—	—	7.3
Total pre-tax amounts reclassified from accumulated other comprehensive income	4.1	—	—	4.1
Tax benefit (expense) (3)	10.7	—	—	10.7
Other comprehensive income before reclassification	(77.5)	(11.2)	—	(88.7)
Net current-period other comprehensive income	(62.7)	(11.2)	—	(73.9)
Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$(110.8)

  For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service cost and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates.
  These accumulated other comprehensive income components are included in the computation of net periodic pension costs, which were recorded in “Cost of revenues” and “General and administrative expenses” in our Consolidated Statements of Operations. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for more information.
  The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.

(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Income (Loss)

Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$(110.8)
Amounts reclassified from accumulated other comprehensive income:
Prior service costs (2)	(3.0)	—	—	(3.0)
Actuarial (gains) losses (2)	10.4	—	—	10.4
Reclassification adjustment of prior derivative settlement	—	—	0.1	0.1
Translation adjustment realized upon liquidation of foreign subsidiaries (3)	—	(0.1)	—	(0.1)
Total pre-tax amounts reclassified from accumulated other comprehensive income	7.4	(0.1)	0.1	7.4
Tax benefit (expense) (4)	13.3	—	0.4	13.7
Other comprehensive income before reclassification	(47.3)	24.9	(1.1)	(23.5)
Net current-period other comprehensive income	(26.6)	24.8	(0.6)	(2.4)
Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$(113.2)

  For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service cost and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates.
  These accumulated other comprehensive income components are included in the computation of net periodic pension costs, which were recorded in “Cost of revenues” and “General and administrative expenses” in our Consolidated Statements of Operations. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for more information.
  This accumulated other comprehensive income component is reclassified into “Cost of revenues” in our Condensed Consolidated Statements of Operations.
  The tax benefit has been reduced by a valuation allowance of $4.9 million in 2012.

(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Income (Loss)

Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$(113.2)
Amounts reclassified from accumulated other comprehensive income:
Prior service costs (2)	2.3	—	—	2.3
Actuarial (gains) losses (2)	16.7	—	—	16.7
Reclassification adjustment of prior derivative settlement	—	—	0.1	0.1
Translation adjustment realized upon liquidation of foreign subsidiaries (3)	—	1.9	—	1.9
Total pre-tax amounts reclassified from accumulated other comprehensive income	19.0	1.9	0.1	21.0
Tax benefit (expense) (4)	(24.5)	(0.2)	—	(24.7)
Other comprehensive income before reclassification	(11.5)	(71.9)	—	(83.4)
Net current-period other comprehensive income	(17.0)	(70.2)	0.1	(87.1)
Balances at January 3, 2014	$(152.4)	$(47.4)	$(0.5)	$(200.3)

  For fiscal year 2013, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.5 million of net loss arising during the year, $19.0 million of amortization of prior service cost and net loss, and $3.6 million of before-tax effect of changes in foreign currency exchange rates.
  These accumulated other comprehensive income components are included in the computation of net periodic pension costs, which were recorded in “Cost of revenues” and “General and administrative expenses” in our Consolidated Statements of Operations. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for more information.
  This accumulated other comprehensive income component is reclassified into “Cost of revenues” in our Consolidated Statements of Operations.
  The tax benefit has been reduced by a valuation allowance of $17.9 million in 2013.